Related-Party Transactions	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
Employees of our General Partner are assigned to work for us. Where directly attributable, the costs of all compensation, benefits expenses and employer expenses for these employees are charged directly by our General Partner to American Midstream, LLC, which, in turn, charges the appropriate subsidiary. Our General Partner does not record any profit or margin for the administrative and operational services charged to us. During the three and nine months ended September 30, 2013, administrative and operational services expenses of $3.3 million and $10.3 million, respectively, were charged to us by our General Partner. During the three and nine months ended September 30, 2012, administrative and operational services expenses of $3.1 million and $9.3 million, respectively, were charged to us by our General Partner. For the three and nine months ended September 30, 2013, our General Partner incurred approximately $0.2 million and $0.6 million, respectively, of costs associated with certain business development activities. If the business development activities result in a project that will be pursued and funded by the Partnership, we will reimburse our General Partner for the business development costs related to that project. For the three and nine months ended September 30, 2013, we incurred business development costs of approximately $0.9 million associated with projects led by an affiliate of our General Partner. We expect to be reimbursed by this affiliate of our General Partner for the business development costs related to those projects.